Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
As of December 31, 2024, and 2023, the detail of property, plant and equipment is as follows:
15.1    Types of property, plant and equipment

Description of types of property, plant and equipment	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Property, plant and equipment, net
Land	24,698	23,481
Buildings	340,807	285,487
Other property, plant and equipment	135,091	62,739
Transport equipment	8,125	9,165
Supplies and accessories	4,405	4,139
Office equipment	1,435	1,158
Network and communication equipment	1,518	1,605
Mining assets	162,074	154,715
IT equipment	5,281	2,092
Energy generating assets	2,269	2,893
Constructions in progress	1,957,128	1,834,041
Machinery, plant and equipment	1,790,814	1,228,422
Total	4,433,645	3,609,937
Property, plant and equipment, gross
Land	24,698	23,481
Buildings	947,585	851,706
Other property, plant and equipment	378,013	291,053
Transport equipment	21,737	22,143
Supplies and accessories	32,863	31,132
Office equipment	13,820	13,346
Network and communication equipment	11,411	11,644
Mining assets	370,504	341,837
IT equipment	33,819	29,384
Energy generating assets	38,929	38,929
Constructions in progress	1,957,128	1,834,041
Machinery, plant and equipment	4,989,892	4,189,794
Total	8,820,399	7,678,490
Accumulated depreciation and value impairment of property, plant and equipment, total
Accumulated depreciation and impairment of buildings	(606,778)	(566,219)
Accumulated depreciation and impairment of other property, plant and equipment	(242,922)	(228,314)
Accumulated depreciation and impairment of transport equipment	(13,612)	(12,978)
Accumulated depreciation and impairment of supplies and accessories	(28,458)	(26,993)
Accumulated depreciation and impairment of office equipment	(12,385)	(12,188)
Accumulated depreciation and impairment of network and communication equipment	(9,893)	(10,039)
Accumulated depreciation and impairment of mining assets	(208,430)	(187,122)
Accumulated depreciation and impairment of IT equipment	(28,538)	(27,292)
Accumulated depreciation and impairment of energy generating assets	(36,660)	(36,036)
Accumulated depreciation and impairment of machinery, plant and equipment	(3,199,078)	(2,961,372)
Total	(4,386,754)	(4,068,553)

Description of classes of property, plant and equipment	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Property, plant and equipment, net
Pumps	133,863	61,385
Conveyor Belt	15,622	16,589
Crystallizer	60,888	56,930
Plant Equipment	332,127	285,653
Tanks	62,657	39,422
Filter	79,456	69,246
Electrical equipment/facilities	149,728	110,255
Other Property, Plant & Equipment	326,923	68,967
Site Closure	34,828	40,696
Piping	207,595	142,013
Well	167,942	156,621
Pond	36,627	34,957
Spare Parts (1)	182,558	145,688
Total	1,790,814	1,228,422
________________________________________________
(1)The reconciliation of the spare parts provisions as of December 31, 2024 and 2023 is as follows:

Reconciliation	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Opening balance	58,600	52,072
Increase in provision	3,913	6,528
Closing balance	62,513	58,600
15.2    Reconciliation of changes in property, plant and equipment by type:
Reconciliation of changes in property, plant and equipment by class as of December 31, 2024 and 2023:

Reconciliation of changes in property, plant and equipment by class as of	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
At January 1, 2024	23,481	285,487	62,739	9,165	4,139	1,158	1,605	154,715	2,092	2,893	1,834,041	1,228,422	3,609,937
Additions	—	9,831	21,109	—	99	230	3	6,723	2,432	—	770,525	174,142	985,094
Disposals	—	—	—	(135)	—	—	—	—	—	—	—	—	(135)
Depreciation for the year	—	(40,570)	(14,781)	(905)	(1,510)	(291)	(582)	(21,308)	(2,261)	(625)		(229,168)	(312,001)
Impairment (2)	—	—	—	—	—	—	—	—	—	—	—	(10,759)	(10,759)
Increase (decrease) in foreign currency translation difference	—	(180)	(1)	—	(3)	—	—	—	(1)	—	(305)	(646)	(1,136)
Reclassifications	(116)	58,986	65,361	—	1,314	278	489	21,944	3,231	—	(662,051)	510,564	—
Other increases (decreases) (1)	1,333	27,253	664	—	366	60	3	—	(212)	1	14,918	118,259	162,645
Decreases for classification as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	1,217	55,320	72,352	(1,040)	266	277	(87)	7,359	3,189	(624)	123,087	562,392	823,708
As of December 31, 2024	24,698	340,807	135,091	8,125	4,405	1,435	1,518	162,074	5,281	2,269	1,957,128	1,790,814	4,433,645
Historical cost	24,698	947,585	378,013	21,737	32,863	13,820	11,411	370,504	33,819	38,929	1,957,128	4,989,892	8,820,399
Accumulated depreciation	—	(606,778)	(242,922)	(13,612)	(28,458)	(12,385)	(9,893)	(208,430)	(28,538)	(36,660)	—	(3,199,078)	(4,386,754)
At January 1, 2023	23,482	273,913	34,960	9,487	4,798	1,355	1,872	60,284	3,147	3,253	1,328,508	981,779	2,726,838
Additions	—	—	545	—	52	8	208	—	207	—	1,091,840	2,347	1,095,207
Disposals	—	—	—	—	—	—	—	—	(1)	—	—	(17)	(18)
Depreciation for the year	—	(37,315)	(13,337)	(1,155)	(1,809)	(230)	(670)	(16,603)	(890)	(749)	—	(179,989)	(252,747)
Impairment (2)	—	—	—	—	—	—	—	—	—	—	—	(47,059)	(47,059)
Increase (decrease) in foreign currency translation difference	(6)	(7)	(35)	(1)	—	(7)	—	—	(3)	—	—	(39)	(98)
Reclassifications	—	48,677	40,657	801	1,099	31	195	111,059	(447)	389	(588,635)	386,174	—
Other increases (decreases) (1)	5	219	(51)	33	(1)	1	—	(25)	79	—	2,328	85,226	87,814
Decreases for classification as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	(1)	11,574	27,779	(322)	(659)	(197)	(267)	94,431	(1,055)	(360)	505,533	246,643	883,099
As of December 31, 2023	23,481	285,487	62,739	9,165	4,139	1,158	1,605	154,715	2,092	2,893	1,834,041	1,228,422	3,609,937
Historical cost	23,481	851,706	291,053	22,143	31,132	13,346	11,644	341,837	29,384	38,929	1,834,041	4,189,794	7,678,490
Accumulated depreciation	—	(566,219)	(228,314)	(12,978)	(26,993)	(12,188)	(10,039)	(187,122)	(27,292)	(36,036)	—	(2,961,372)	(4,068,553)
(1)The net balance of “Other Increases (Decreases)” corresponds to all those items that are reclassified to or from “Property, Plant and Equipment”, They can have the following origin: (i) work in progress which is expensed to the statement of income, forming part of operating costs or other expenses per function, as appropriate; (ii) the variation representing the purchase and use of materials and spare parts; (iii) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; (iv) software that is reclassified to “Intangibles (v) Provisions related to the investment plan and assets related to closing the site.
(2)See note 21.5. This impairment corresponds to identified assets identified that will not be used in the operation due to their specific characteristics relating to the iodine and nitrate segments.
15.3    Detail of property, plant and equipment pledged as guarantee
There are no restrictions in title or guarantees for compliance with obligations that affect property, plant and equipment.
15.4    Cost of capitalized interest, property, plant and equipment
The rates and costs for capitalized interest of property, plant and equipment are detailed as follows:

Costs of capitalized interest	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Weighted average capitalization rate of capitalized interest costs	5%	5%
Amount of interest cost capitalized	67,126	43,331